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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended MARCH 31, 2007
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Check here if Amendment [X]; Amendment Number: 01
                                               ----

  This Amendment (Check only one.):      [X] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  KENSICO CAPITAL MANAGEMENT CORP.
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Address: 55 RAILROAD AVE 2ND FLOOR
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         GREENWICH CT 06830
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
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Title: CHIEF OPERATING OFFICER
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Phone: 203 862 5800
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Signature, Place, and Date of Signing:

/s/ JOSEPH SIGNORILE               GREENWICH, CT                 8/17/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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
ITEM 1                       ITEM 2      ITEM 3     ITEM 4     ITEM 5        ITEM 6         ITEM 7             ITEM 8
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                                                             SHARES OF              SHARED                VOTING AUTHORITY
                            TITLE OF    CUSIP       FAIR     PRINCIPAL  SOLE SHARED OTHER           SOLE       SHARED   NONE
NAME OF ISSUER               CLASS      NUMBER     MKT VAL     AMOUNT   (A)  (B)    (C)    MANAGERS (A)        ( B)     (C)
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
ADVANCED MEDICAL OPTICS IN COMMON      00763M108  67,930,920  1,826,100 X                  KENP      1,826,100
ALLEGHENY ENERGY INC       COMMON       17361106  26,368,524    536,600 X                  KENP        536,600
ALTRIA GROUP INC           COMMON      02209S103  66,876,711    761,607 X                  KENP        761,607
AMDOCS LIMITED             COMMON      G02602103  14,515,392    397,900 X                  KENP        397,900
ANNTAYLOR STORES CORP      COMMON       36115103  12,743,108    328,600 X                  KENP        328,600
AT&T INC                   COMMON      00206R102  18,398,038    466,600 X                  KENP        466,600
BERKSHIRE HATHAWAY INC-DEL COMMON       84670108  18,528,300        170 X                  KENP            170
BLUE COAT SYSTEMS INC      OTC EQ      09534T508   1,652,850     45,000 X                  KENP         45,000
CARMAX INC                 COMMON      143130102  22,566,984    919,600 X                  KENP        919,600
CERIDIAN CORP              COMMON      156779100  39,135,772  1,123,300 X                  KENP      1,123,300
CITIZENS COMMUNICATIONS CO COMMON      17453B101   8,884,785    594,300 X                  KENP        594,300
COMMUNITY HEALTH SYSTEMS I COMMON      203668108   3,525,000    100,000 X                  KENP        100,000
CROSSTEX ENERGY INC        OTC EQ      22765Y104   3,587,023    124,766 X                  KENP        124,766
DOMTAR CORP                COMMON      257559104 100,723,028 10,818,800 X                  KENP     10,818,800
ECHOSTAR COMMUNICATIONS CO OTC EQ      278762109  77,611,147  1,787,040 X                  KENP      1,787,040
EMDEON CORPORATION         OTC EQ      290849108  93,219,546  6,161,239 X                  KENP      6,161,239
ERIE INDEMNITY CO-CL A     OTC EQ      29530P102   6,668,387    126,367 X                  KENP        126,367
FISERV INC                 OTC EQ      337738108  47,175,646    889,100 X                  KENP        889,100
FLOWSERVE CORP             COMMON      34354P105  54,319,062    949,800 X                  KENP        949,800
FRIEDMAN BILLINGS RAMSEY G COMMON      358434108   1,104,000    200,000 X                  KENP        200,000
GRANITE CONSTRUCTION INC   COMMON      387328107   5,526,000    100,000 X                  KENP        100,000
GSI COMMCERCE INC          OTC EQ      36238G102   3,837,070    169,857 X                  KENP        169,857
GUIDANCE SOFTWARE INC      OTC EQ      401692108     868,132     72,104 X                  KENP         72,104
GUITAR CENTER INC          OTC EQ      402040109   2,507,724     55,579 X                  KENP         55,579
HUDSON HIGHLAND GROUP INC  OTC EQ      443792106  15,794,619  1,013,125 X                  KENP      1,013,125
INTER TEL INC              OTC EQ      458372109   9,969,697    421,730 X                  KENP        421,730
KIRBY CORP                 COMMON      497266106   4,781,766    136,700 X                  KENP        136,700
MSC SOFTWARE CORP          OTC EQ      553531104     567,834     41,297 X                  KENP         41,297
NATIONAL FUEL GAS CO       COMMON      636180101  54,010,110  1,248,500 X                  KENP      1,248,500
NMT MEDICAL INC            OTC EQ      629294109   8,634,382    634,881 X                  KENP        634,881
NOVELIS INC                COMMON      67000X106  32,769,319    742,900 X                  KENP        742,900
NYSE GROUP INC             OTQ EQ      62949W103   4,771,875     50,900 X                  KENP         50,900
PHARMACEUTICAL PRODUCT     OTC EQ      717124101   7,184,864    213,264 X                  KENP        213,264
PHI INC                    OTC EQ      69336T106   1,165,065     37,950 X                  KENP         37,950
PHI INC NON-VTG            OTC EQ      69336T205  13,171,374    486,747 X                  KENP        486,747
R R DONNELLEY & SONS CO    COMMON      257867101   5,609,247    153,300 X                  KENP        153,300
RAMBUS INC-DEL             OTC EQ      750917106   8,712,500    410,000 X                  KENP        410,000
REALOGY CORP               COMMON      75605E100  49,448,700  1,670,000 X                  KENP      1,670,000
SEACOR HOLDINGS INC        COMMON      811904101 120,681,696  1,226,440 X                  KENP      1,226,440
SEMTECH CORP               OTC EQ      816850101  35,427,354  2,628,142 X                  KENP      2,628,142
SPRINT NEXTEL CORPORATION  COMMON      852061100   4,489,728    236,800 X                  KENP        236,800
SUN-TIMES MEDIA GROUP INC  COMMON      86688Q100   6,245,543  1,259,182 X                  KENP      1,259,182
TEKELEC INC                OTC EQ      879101103  70,303,960  4,715,222 X                  KENP      4,715,222
TLC VISION CORPORATION     OTC EQ      872549100  23,019,755  4,343,350 X                  KENP      4,343,350
TXU CORP                   COMMON      873168108  10,437,403    162,830 X                  KENP        162,830
VIRGIN MEDIA INC           OTC EQ      92769L101  17,767,087    703,647 X                  KENP        703,647
WYNDHAM WORLDWIDE CORP     COMMON      98310W108  24,173,419    707,860 X                  KENP        707,860

SUBTOTALS
VALUE TOTAL                ENTRY TOTAL
             1,227,410,446          47
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